Significant Accounting Policies	12 Months Ended
Dec. 31, 2014
Accounting Policies [Abstract]
Significant Accounting Policies
2.	SIGNIFICANT ACCOUNTING POLICIES

Use of Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.

On an ongoing basis, the Company's management evaluates its estimates, including estimates related to clinical trial accruals, stock-based compensation expense, and reported amounts of revenues and expenses during the reported period. The Company bases its estimates on historical experience and other market-specific or other relevant assumptions that it believes to be reasonable under the circumstances. Although the Company regularly assesses these estimates, actual results could differ from those estimates. Changes in estimates are recorded in the period in which they become known.

Principles of Consolidation — The consolidated financial statements include the accounts of the Company and its wholly-owned subsidiary. All intercompany accounts and transactions have been eliminated.

Segment Information — Operating segments are identified as components of an enterprise about which separate discrete financial information is available for evaluation by the chief operating decision-maker in making decisions regarding resource allocation and assessing performance. The Company views its operations and manages its business in one operating segment; however, the Company operates in two geographic regions: United States (Cambridge, MA) and Australia (Sydney, NSW).  There is no revenue generated or long-lived assets located within the Australian location.

Cash and Cash Equivalents — Cash equivalents include all highly liquid investments maturing within 90 days from the date of purchase and consist primarily of money market funds.

Concentrations of Credit Risk — Financial instruments that subject the Company to significant concentrations of credit risk consist primarily of cash and cash equivalents. Substantially all of the Company’s cash and cash equivalents are held at one financial institution that management believes to be of high-credit quality. Deposits with this financial institution may exceed the amount of insurance provided on such deposits; however these deposits may be redeemed upon demand and, therefore, bear minimal risk.

Restricted Cash — At December 31, 2014 and 2013, the Company has restricted cash of $117,000 representing a letter of credit for the Company’s facility lease that is scheduled to expire in February 2016. The letter of credit is secured by certificates of deposit that renew monthly. The restricted cash is included within other assets in the balance sheet.

Property and Equipment — Property and equipment are recorded at cost and depreciated over their estimated useful lives using the straight-line method. Repairs and maintenance costs are expensed as incurred, whereas major improvements are capitalized as additions to property and equipment.

Depreciation is provided using the straight-line method over the following estimated useful lives:

Laboratory equipment	5 years
Computer equipment	3 years
Office furniture and equipment	5 years
Leasehold improvements	Lesser of useful life or remaining lease term

Impairment of Long-Lived Assets — Long-lived assets are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of the asset may not be recoverable. When such events occur, the Company compares the carrying amounts of the assets to their undiscounted expected future cash flows. If this comparison indicates that there is impairment, the amount of impairment is calculated as the difference between the carrying value and fair value. For the years ended December 31, 2014 and 2013, the Company has not recorded an impairment charge for its long-lived assets.

Revenue Recognition — The Company’s revenue to date has been insignificant and has been generated from short-term research agreements with pharmaceutical companies and federal grants. There have been no multiple element arrangements. Revenue is recognized when four basic criteria are met: (1) persuasive evidence of an arrangement exists, (2) delivery has occurred or services have been rendered, (3) the fee is fixed or determinable, and (4) collectability is reasonably assured. Accordingly, the Company has recognized revenue under its agreements as the services were performed.

Comprehensive Loss — Comprehensive loss consists of net loss and changes in equity during a period from transactions and other equity and circumstances generated from non-owner sources.  The Company had no items of comprehensive loss, other than its net loss, for each of the periods presented.

Research and Development Costs — Research and development expenses consist of expenses incurred in performing research and development activities, including compensation and benefits for full-time research and development employees, an allocation of facilities expenses, overhead expenses, manufacturing process-development and scale-up activities, clinical trial and related clinical manufacturing expenses, fees paid to clinical research organizations, or CROs, and investigative sites, payments to universities under the Company’s license agreements and other outside expenses. In the early phases of development, the Company’s research and development costs are often devoted to expanding its product platform and are not necessarily allocable to a specific target. Research and development costs are expensed as incurred. Nonrefundable advanced payments, if any, for goods and services used in research and development are recognized as an expense as the related goods are delivered or services are performed.

Preferred Stock Warrant Liability — Freestanding warrants related to shares that are redeemable or contingently redeemable are classified as a liability on the Company’s balance sheets. The Company uses the Black-Scholes option-pricing model to estimate the fair value of the warrants. Changes in the fair value of these warrants are recorded in the statements of operations. All of the Company’s warrants to purchase preferred stock were converted to warrants to purchase common stock upon the Company’s IPO in April 2014.  Accordingly, the preferred stock warrant liability was reclassified to additional paid-in capital.

Redeemable Convertible Preferred Stock — The Company classifies redeemable convertible preferred stock that is redeemable outside of the Company’s control outside of permanent equity. The Company recorded such redeemable preferred stock at fair value upon issuance, net of any issuance costs or discounts, and the carrying value is being increased by periodic accretion to its redemption value. In the absence of retained earnings these accretion charges are recorded against additional paid-in capital, if any, and then to accumulated deficit. The Company amortizes the accretion using the interest method.  All of the Company’s redeemable convertible preferred stock was automatically converted to common stock in connection with the Company’s IPO in April 2014.

Stock-Based Compensation — The Company accounts for stock-based awards at fair value, which is measured using the Black-Scholes option-pricing model. The fair value measurement date for employee awards is generally the date of grant. The fair value measurement date for nonemployee awards is generally the date the performance of services is completed. Stock-based compensation costs are recognized as an expense over the requisite service period, which is generally the vesting period, on a straight-line basis for all time-vested awards. The Company issued performance based grants where the vesting of the grant is tied to certain milestone performance and in these cases, the compensation is recognized as expense when the probability of the milestone is met.

Stock-based awards to nonemployees are remeasured at each reporting date and recognized as services are rendered, generally on a straight-line basis. The Company believes that the fair value of these awards is more reliably measurable than the fair value of the services rendered. Stock-based compensation is classified in the accompanying consolidated statements of operations in the department where the related services are provided.

Net Loss per Share Attributable to Common Stockholders — Basic net loss attributable to common stockholders per share is computed by dividing the net loss attributable to common stockholders by the weighted-average number of common shares outstanding for the period. During periods where the Company might earn net income, the Company would allocate participating securities a proportional share of net income determined by dividing total weighted average participating securities by the sum of the total weighted average common shares and participating securities (the “two-class method”). Participating securities have the effect of diluting both basic and diluted earnings per share during periods of income. During periods where the Company incurred net loss, the Company allocates no loss to participating securities because they have no contractual obligation to share in the losses of the Company. The Company computes diluted loss per common share after giving consideration to the dilutive effect of stock options and warrants that are outstanding during the period, except where such nonparticipating securities would be antidilutive.

Income Taxes — Deferred income taxes are provided for the temporary differences arising between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes and for operating loss carryforwards and credits. Deferred tax assets and liabilities are recorded using tax rates expected to be in effect in the year in which the differences are expected to reverse. A valuation allowance is provided for any net deferred tax assets for which management believes it is more likely than not that the net deferred tax assets will not be realized.

The Company provides reserves for potential payment of tax to various tax authorities related to uncertain tax positions. The tax benefits recorded are based on a determination of whether and how much of a tax benefit taken by the Company in its filings or positions is “more likely than not” to be realized following resolution of any uncertainty related to the tax benefit, assuming the matter in question will be raised by the tax authorities. Potential interest and penalties associated with such uncertain tax positions are recorded as a component of income tax expense. At December 31, 2014 and 2013, the Company has not identified any significant uncertain tax positions.

Guarantees and Indemnification — As permitted under Delaware law, the Company indemnifies its officers, directors, and employees for certain events or occurrences while the officer or director is, or was serving at the Company’s request in such a capacity. The term of the indemnification is for the officer’s or director’s lifetime.

Recent Accounting Pronouncements — In August 2014 Financial Accounting Standards Board (the “FASB”) issued Accounting Standards Update (“ASU”) 2014-15, “Disclosure of Uncertainties About an Entity’s Ability to Continue as a Going Concern” (“ASU 2014-15”). ASU 2014-15 requires management to evaluate, at each annual and interim reporting period, whether there are conditions or events that raise substantial doubt about the entity’s ability to continue as a going concern and provide related disclosures. ASU 2014-15 is effective for annual and interim reporting periods beginning January 1, 2017 and is not expected to have a material impact on the Company’s consolidated financial statements.

In June 2014, the FASB issued ASU No. 2014-10, “Development Stage Entities: Elimination of Certain Financial Reporting Requirements, Including an Amendment to Variable Interest Entities Guidance in Topic 810, Consolidation.” This accounting standard eliminates all incremental financial reporting requirements from U.S. GAAP for development stage entities, thereby improving financial reporting by reducing the cost and complexity associated with providing such information. The Company will no longer be required to present inception-to-date information. This ASU is effective on a prospective basis for annual and interim reporting periods beginning on or after December 15, 2014, with early adoption permitted. The Company elected to early adopt the ASU starting with its June 30, 2014 financial statements and, accordingly, has not included inception to date information it the accompanying financial statements.